Schedule of investments
Delaware Small Cap Core Fund	February 28, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.70%
Basic Materials — 6.91%
Balchem	163,701	$ 21,281,130
Boise Cascade	1,584,696	109,518,341
Huntsman	801,014	23,501,751
Kaiser Aluminum	523,940	41,558,921
Mativ Holdings	1,045,994	27,101,704
Minerals Technologies	1,427,496	86,720,382
Quaker Chemical	246,887	48,335,537
Summit Materials Class A †	2,605,632	76,970,369
Worthington Industries	1,289,150	77,916,226
		512,904,361
Business Services — 3.53%
ABM Industries	1,358,726	65,775,926
ASGN †	923,367	81,994,990
BrightView Holdings †	2,667,086	16,855,983
Casella Waste Systems Class A †	826,734	64,336,440
WillScot Mobile Mini Holdings †	635,631	32,671,433
		261,634,772
Capital Goods — 9.29%
Ameresco Class A †	880,670	38,705,446
Applied Industrial Technologies	671,618	95,947,347
Barnes Group	576,540	24,295,396
Chart Industries †	110,355	14,732,392
Coherent †	987,724	42,600,536
Columbus McKinnon	1,256,828	46,653,455
ESCO Technologies	326,258	30,403,983
Federal Signal	1,815,441	95,800,822
Kadant	342,160	73,448,066
KBR	709,314	39,090,295
MYR Group †	669,934	80,800,740
Tetra Tech	245,221	33,568,303
WESCO International †	227,421	37,656,369
Zurn Elkay Water Solutions	1,542,535	35,478,305
		689,181,455
Communications Services — 0.32%
ATN International	569,931	23,965,599
		23,965,599
Consumer Discretionary — 3.20%
BJ's Wholesale Club Holdings †	383,836	27,559,425
Hibbett	433,407	31,174,965
NQ-480 [2/23] 04/23 (2832182)    1

Schedule of investments
Delaware Small Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Malibu Boats Class A †	1,065,326	$ 63,663,882
Sonic Automotive Class A	449,836	25,591,170
Steven Madden	2,472,183	89,740,243
		237,729,685
Consumer Services — 2.94%
Brinker International †	729,502	27,721,076
Chuy's Holdings †	771,588	27,584,271
Jack in the Box	341,818	26,798,531
Texas Roadhouse	984,710	99,987,453
Wendy's	1,649,460	36,222,142
		218,313,473
Consumer Staples — 2.88%
Helen of Troy †	256,206	28,871,854
J & J Snack Foods	510,733	72,120,607
Prestige Consumer Healthcare †	1,624,162	97,855,761
YETI Holdings †	372,593	14,523,675
		213,371,897
Credit Cyclicals — 3.20%
Dana	2,844,554	45,057,735
KB Home	1,699,362	59,936,498
La-Z-Boy	1,261,165	40,836,523
Taylor Morrison Home †	2,562,351	91,809,036
		237,639,792
Energy — 5.00%
Earthstone Energy Class A †	2,345,912	32,725,472
NexTier Oilfield Solutions †	5,102,757	46,588,171
Patterson-UTI Energy	7,037,125	96,408,613
PDC Energy	1,413,210	94,840,523
Permian Resources	3,661,321	39,578,880
Southwestern Energy †	11,430,219	60,580,161
		370,721,820
Financials — 16.71%
City Holding	460,134	45,185,159
Enterprise Financial Services	655,139	35,678,870
Essent Group	1,491,063	64,041,156
First Bancorp	1,097,883	45,551,166
First Financial Bancorp	2,157,770	53,167,453
First Foundation	1,560,078	23,510,375
First Interstate BancSystem Class A	1,691,879	60,129,380
2    NQ-480 [2/23] 04/23 (2832182)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Focus Financial Partners Class A †	1,502,688	$ 77,929,400
Hamilton Lane Class A	891,633	69,369,047
Independent Bank	669,297	53,329,585
Independent Bank Group	580,405	34,162,638
Kemper	726,515	44,753,324
NMI Holdings Class A †	2,933,172	68,460,234
Old National Bancorp	4,206,340	74,326,028
Pacific Premier Bancorp	1,560,431	50,589,173
Selective Insurance Group	984,365	99,942,578
SouthState	779,312	62,874,892
Umpqua Holdings	1,988,342	35,114,120
United Community Banks	1,607,300	53,217,703
Valley National Bancorp	4,619,364	53,492,235
WesBanco	1,533,644	55,441,231
WSFS Financial	1,594,314	79,572,212
		1,239,837,959
Healthcare — 17.01%
Agios Pharmaceuticals †	1,189,242	30,099,715
Amicus Therapeutics †	5,377,893	70,934,409
Apellis Pharmaceuticals †	1,203,805	78,825,152
Artivion †	2,239,310	29,648,464
AtriCure †	1,128,386	43,442,861
Azenta †	737,974	32,389,679
Blueprint Medicines †	980,837	41,558,064
CONMED	607,016	58,388,869
Halozyme Therapeutics †	1,724,546	82,760,963
Insmed †	2,333,326	47,553,184
Inspire Medical Systems †	312,282	81,171,460
Intercept Pharmaceuticals †	522,662	10,547,319
Ligand Pharmaceuticals †	609,283	43,953,676
Merit Medical Systems †	1,176,764	83,056,003
NeoGenomics †	1,659,264	27,958,598
NuVasive †	1,040,327	44,973,336
OmniAb †	2,863,037	11,938,864
OmniAb 12.5 =, †	221,567	0
OmniAb 15 =, †	221,567	0
Omnicell †	577,885	31,460,059
Pacific Biosciences of California †	3,303,574	29,996,452
PTC Therapeutics †	1,125,100	49,133,117
Shockwave Medical †	347,537	66,115,439
Supernus Pharmaceuticals †	1,867,329	70,192,897
NQ-480 [2/23] 04/23 (2832182)    3

Schedule of investments
Delaware Small Cap Core Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
TransMedics Group †	1,183,990	$ 94,802,079
Travere Therapeutics †	2,988,337	66,221,548
Ultragenyx Pharmaceutical †	779,117	34,662,915
		1,261,785,122
Media — 0.79%
IMAX †	2,160,871	39,846,461
Nexstar Media Group	99,245	18,449,646
		58,296,107
Real Estate Investment Trusts — 6.76%
Armada Hoffler Properties	2,867,844	36,765,760
DiamondRock Hospitality	5,244,937	45,735,851
EastGroup Properties	245,732	40,120,664
Four Corners Property Trust	1,546,207	41,979,520
Independence Realty Trust	3,681,990	66,607,199
Kite Realty Group Trust	3,311,436	71,924,390
LXP Industrial Trust	4,217,751	43,991,143
National Storage Affiliates Trust	953,802	40,345,824
Pebblebrook Hotel Trust	1,944,867	27,753,252
Physicians Realty Trust	3,565,584	52,877,611
RPT Realty	3,147,988	33,746,431
		501,847,645
Technology — 13.76%
Blackline †	518,715	35,459,357
Box Class A †	1,615,707	53,883,828
Consensus Cloud Solutions †	823,162	33,782,568
ExlService Holdings †	556,345	91,524,316
Ichor Holdings †	1,014,624	33,431,861
Instructure Holdings †	1,446,283	37,270,713
MACOM Technology Solutions Holdings †	601,735	41,242,917
MaxLinear †	1,790,537	61,254,271
NETGEAR †	662,151	11,984,933
Q2 Holdings †	1,349,456	43,560,440
Rapid7 †	991,512	46,898,518
Regal Rexnord	318,502	50,208,655
Semtech †	1,598,232	49,241,528
Silicon Laboratories †	482,324	86,109,304
Sprout Social Class A †	562,959	34,329,240
SPS Commerce †	240,051	36,161,283
Upwork †	1,238,939	14,049,568
Varonis Systems †	1,781,345	48,238,823
4    NQ-480 [2/23] 04/23 (2832182)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Technology (continued)
Verint Systems †	920,227	$ 34,398,085
WNS Holdings ADR †	771,844	67,088,680
Yelp †	1,397,137	41,942,053
Ziff Davis †	872,074	68,876,404
		1,020,937,345
Transportation — 3.33%
Allegiant Travel †	364,371	37,366,246
Hub Group Class A †	945,514	86,731,999
Sun Country Airlines Holdings †	2,191,569	43,940,959
Werner Enterprises	1,701,043	79,013,447
		247,052,651
Utilities — 2.07%
Black Hills	697,199	42,814,991
NorthWestern	901,313	52,077,865
Spire	837,035	58,927,264
		153,820,120
Total Common Stocks (cost $6,122,049,628)		7,249,039,803

Short-Term Investments — 3.03%
Money Market Mutual Funds — 3.03%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.42%)	56,222,626	56,222,626
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.46%)	56,222,626	56,222,626
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.57%)	56,222,626	56,222,626
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	56,222,626	56,222,626
Total Short-Term Investments (cost $224,890,504)		224,890,504
Total Value of Securities—100.73% (cost $6,346,940,132)		7,473,930,307

Liabilities Net of Receivables and Other Assets—(0.73%)		(54,469,142)
Net Assets Applicable to 275,202,433 Shares Outstanding—100.00%		$7,419,461,165
†	Non-income producing security.
NQ-480 [2/23] 04/23 (2832182)    5

Schedule of investments
Delaware Small Cap Core Fund   (Unaudited)
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
6    NQ-480 [2/23] 04/23 (2832182)